CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Loans receivable, fair value option	[1]	¥ 2,178,376	¥ 2,074,585
Receivables from customers, fair value option		50,258	21,834
Securities purchased under agreements to resell, fair value option		358,711	466,440
Trading assets, securities pledged as collateral		22,372,339	19,539,742
Trading assets, fair value option		745,801	8,108
Private equity investments, fair value option		28,212	22,807
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		546,117	529,605
Non-trading debt securities		226,772
Investments in and advances to affiliated companies, assets pledged		7,460	6,929
Investments in and advances to affiliated companies, fair value option		11,478	1,514
Other, fair value option		215,854	213,227
Short-term borrowings, fair value option		630,604	650,122
Deposits received at banks, fair value option		325,570	182,906
Securities sold under agreements to repurchase, fair value option		673,648	916,090
Securities loaned, fair value option		30,216	62,102
Other liabilities, fair value option		54,588	61,052
Long-term borrowings, fair value option		¥ 6,915,178	¥ 6,145,018
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,163,562,601	3,163,562,601
Outstanding		2,956,210,965	2,970,755,160
Common stock held in treasury, shares		207,351,636	192,807,441
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 8,666,326	¥ 6,892,311
Equity Securities [Member]
Securities pledged as collateral		¥ 272	¥ 247

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.